                         AMERIPRISE CERTIFICATE COMPANY

                                SEMIANNUAL REPORT
                                 TO SHAREHOLDER

                                  JUNE 30, 2009

                                                             Report Number C-100
                                                                     ACC Reports
                                                              September 15, 2009

AMERIPRISE CERTIFICATE COMPANY
SEMIANNUAL REPORT TO SHAREHOLDER
June 30, 2009

TABLE OF CONTENTS



                                                                            Page
                                                                            ----
Balance Sheet                                                                2-3
Statement of Income                                                          4-5
Statement of Comprehensive Income                                              6
Statement of Shareholder's Equity                                              7
Statement of Cash Flows                                                        8
Investments of Securities in Unaffiliated Issuers                           9-16

AMERIPRISE CERTIFICATE COMPANY
BALANCE SHEET

June 30, 2009                                                        Unaudited
-------------                                                      -------------
                                                                    (thousands)
ASSETS
Qualified Assets
Investments in unaffiliated issuers:
   Cash equivalents                                                $     289,685
   Available-for-Sale securities, at fair value                        4,198,823
   Below investment grade syndicated bank loans and first
      mortgage loans on real estate, at cost                             335,114
   Trading Securities                                                    160,504
   Certificate loans - secured by certificate reserves, at cost            5,640
                                                                   -------------
Total investments                                                      4,989,766
                                                                   -------------
Receivables:
   Dividends and interest                                                 36,710
   Investment securities sold                                              3,125
                                                                   -------------
Total receivables                                                         39,835
                                                                   -------------
Equity index options, purchased                                           65,976
                                                                   -------------
Total qualified assets                                                 5,095,577
                                                                   -------------
Other assets
Deferred taxes, net                                                       87,964
Due from related party                                                     8,054
                                                                   -------------
Total other assets                                                        96,018
                                                                   -------------
Total assets                                                       $   5,191,595
                                                                   =============

AMERIPRISE CERTIFICATE COMPANY
BALANCE SHEET (CONTINUED)

June 30, 2009                                                        Unaudited
-------------                                                      -------------
                                                                    (thousands)
LIABILITIES AND SHAREHOLDER'S EQUITY
Liabilities
Certificate reserves
Installment certificates:
   Reserves to mature                                              $      45,142
   Additional credits and accrued interest                                   969
   Advance payments and accrued interest                                     126
Fully paid certificates:
   Reserves to mature                                                  4,771,196
   Additional credits and accrued interest                                14,980
   Due to unlocated certificate holders                                      118
                                                                   -------------
Total certificate reserves                                             4,832,531
                                                                   -------------
Accounts payable and accrued liabilities:
   Due to related party                                                    9,739
   Current taxes payable to parent                                        10,478
   Payable for investment securities purchased                            17,287
   Equity index options, written                                          50,660
   Other liabilities                                                      33,692
                                                                   -------------
Total accounts payable and accrued liabilities                           121,856
                                                                   -------------
Total liabilities                                                      4,954,387
                                                                   -------------
SHAREHOLDER'S EQUITY
Common shares, $10 par - authorized and issued 150,000 shares              1,500
Additional paid-in capital                                               357,964
Retained earnings:
   Appropriated for pre-declared additional credits and interest               2
   Appropriated for additional interest on advance payments                   15
   Unappropriated                                                        (38,761)
Accumulated other comprehensive loss - net of tax                        (83,512)
                                                                   -------------
Total shareholder's equity                                               237,208
                                                                   -------------
Total liabilities and shareholder's equity                         $   5,191,595
                                                                   =============

AMERIPRISE CERTIFICATE COMPANY
STATEMENT OF INCOME

Six Months Ended June 30, 2009                                       Unaudited
------------------------------                                     -------------
                                                                    (thousands)
INVESTMENT INCOME FROM UNAFFILIATED INVESTMENTS
Interest income:
   Available-for-Sale securities                                   $     101,017
   Mortgage loans on real estate and other loans                           9,312
   Trading securities                                                      1,629
   Certificate loans                                                         165
Dividends                                                                    624
Other                                                                        532
                                                                   -------------
Total investment income                                                  113,279
                                                                   -------------
INVESTMENT EXPENSES
Ameriprise Financial, Inc. and affiliated company fees:
   Distribution                                                           10,725
   Investment advisory and services                                        5,580
   Transfer agency                                                         3,039
   Depository                                                                  0
Other                                                                        (33)
                                                                   -------------
Total investment expenses                                                 19,311
                                                                   -------------
NET INVESTMENT INCOME BEFORE PROVISION
   FOR CERTIFICATE RESERVES AND INCOME TAX PROVISION               $      93,968
                                                                   -------------

AMERIPRISE CERTIFICATE COMPANY
STATEMENT OF INCOME (CONTINUED)

Six Months Ended June 30, 2009                                       Unaudited
------------------------------                                     -------------
                                                                    (thousands)
PROVISION FOR CERTIFICATE RESERVES
According to the terms of the certificates:
   Provision for certificate reserves                              $       1,548
   Interest on additional credits                                             67
   Interest on advance payments                                                2
Additional credits/interest authorized by ACC                             71,414
                                                                   -------------
Total provision for certificate reserves before reserve recoveries        73,031
Reserve recoveries from terminations prior to maturity                      (770)
                                                                   -------------
Net provision for certificate reserves                                    72,261
                                                                   -------------
NET INVESTMENT INCOME BEFORE INCOME TAX PROVISION                         21,707
Income tax expense                                                         7,928
                                                                   -------------
NET INVESTMENT INCOME                                                     13,779
                                                                   -------------
Net realized investment loss on investments
Securities of unaffiliated issuers before income tax benefit              (4,172)
Income tax benefit                                                        (1,460)
                                                                   -------------
Net realized loss on investments                                          (2,712)
                                                                   -------------
NET INCOME                                                         $      11,067
                                                                   =============

AMERIPRISE CERTIFICATE COMPANY
STATEMENT OF COMPREHENSIVE INCOME


Six Months Ended June 30, 2009                                       Unaudited
------------------------------                                     -------------
                                                                    (thousands)
NET INCOME                                                         $      11,067
                                                                   -------------
OTHER COMPREHENSIVE INCOME
Unrealized gains on Available-for-Sale securities:
   Unrealized holding gains arising during period                        151,230
   Income tax expense                                                     51,988
                                                                   -------------
      Net unrealized holding gains arising during period                  99,242
                                                                   -------------
   Reclassification adjustment for losses included in net income           2,725
   Income tax benefit                                                        955
                                                                   -------------
      Net reclassification adjustment for losses included in
         net income                                                        1,770
                                                                   -------------
   Change in net unrealized securities losses                            101,012
   Change in noncredit related impairments on securities and net
      unrealized losses on previously impaired securities                   (376)
                                                                   -------------
NET OTHER COMPREHENSIVE INCOME                                           100,636
                                                                   -------------
TOTAL COMPREHENSIVE INCOME                                         $     111,703
                                                                   =============

AMERIPRISE CERTIFICATE COMPANY
STATEMENT OF SHAREHOLDER'S EQUITY


Six Months Ended June 30, 2009                                       Unaudited
------------------------------                                     -------------
                                                                    (thousands)
COMMON STOCK
      Balance at beginning and end of period                       $       1,500
                                                                   =============
ADDITIONAL PAID-IN CAPITAL
      Balance at beginning of period                               $     322,964
      Receipt of capital from parent                                      35,000
                                                                   -------------
      Balance at end of period                                     $     357,964
                                                                   =============
RETAINED EARNINGS
   APPROPRIATED FOR PREDECLARED ADDITIONAL
      CREDITS/INTEREST
      Balance at beginning of period                               $          50
      Transferred to unappropriated retained earnings                        (48)
                                                                   -------------
      Balance at end of period                                     $           2
                                                                   =============
   APPROPRIATED FOR ADDITIONAL INTEREST ON ADVANCE PAYMENTS
      Balance at beginning and end of period                       $          15
                                                                   =============
   UNAPPROPRIATED
      Balance at beginning of period                               $     (81,570)
      Change in accounting principle, net of tax                          31,694
      Net Income                                                          11,067
      Transferred from appropriated retained earnings                         48
                                                                   -------------
      Balance at end of period                                     $     (38,761)
                                                                   =============
ACCUMULATED OTHER COMPREHENSIVE LOSS, NET OF TAX
      Balance at beginning of period                               $    (152,454)
      Change in accounting principle, net of tax                         (31,694)
      Other comprehensive income, net of tax:
         Change in net unrealized securities losses                      101,012
         Change in noncredit related impairments on securities
            and net unrealized losses on previously impaired
            securities                                                      (376)
                                                                   -------------
      Balance at end of period                                     $     (83,512)
                                                                   =============
TOTAL SHAREHOLDER'S EQUITY                                         $     237,208
                                                                   =============

AMERIPRISE CERTIFICATE COMPANY
STATEMENT OF CASH FLOWS


Six Months Ended June 30, 2009                                       Unaudited
------------------------------                                     -------------
                                                                    (thousands)
CASH FLOWS FROM OPERATING ACTIVITIES
Net income                                                         $      11,067
Adjustments to reconcile net income to net cash used in
   operating activities:
   Interest added to certificate loans                                      (105)
   Amortization of premiums, accretion of discounts, net                  (2,536)
   Deferred taxes, net                                                    (6,149)
   Net realized loss on investments                                        3,263
   Provision for loan loss                                                 1,000
   Changes in other operating assets and liabilities:
      Trading securities, net                                           (143,886)
      Dividends and interest receivable                                   (2,463)
      Due to parent for income taxes                                      16,852
      Certificate reserves, net                                            8,882
      Other, net                                                          11,070
                                                                   -------------
Net cash used in operating activities                                   (103,005)
                                                                   -------------
CASH FLOWS FROM INVESTING ACTIVITIES
Available-for-Sale securities:
      Sales                                                              261,397
      Maturities and redemptions                                         639,011
      Purchases                                                       (1,668,880)
Below investment grade syndicated bank loans and first mortgage loans on real estate:
      Sales                                                                1,112
      Maturities and redemptions                                          22,474
      Purchases                                                             (132)
Certificate loans:
      Payments                                                               419
      Fundings                                                              (255)
                                                                   -------------
Net cash used in investing activities                                   (744,854)
                                                                   -------------
CASH FLOWS FROM FINANCING ACTIVITIES
Payments from certificate owners                                       1,706,455
Certificate maturities and cash surrenders                            (1,768,395)
Capital contribution from parent                                          35,000
                                                                   -------------
Net cash used in financing activities                                    (26,940)
                                                                   -------------
Net decrease in cash equivalents                                        (874,799)
Cash equivalents at beginning of period                                1,164,484
                                                                   -------------
Cash equivalents end of Period                                     $     289,685
                                                                   =============
SUPPLEMENTAL DISCLOSURES INCLUDING NON-CASH TRANSACTIONS:
   Cash received for income taxes                                         (6,769)
   Certificate maturities and surrenders through loan reductions             902

AMERIPRISE CERTIFICATE COMPANY
INVESTMENTS OF SECURITIES IN UNAFFILIATED ISSUERS
AT JUNE 30, 2009
(IN THOUSANDS, EXCEPT WHERE INDICATED OTHERWISE)

                                                          MATURITY   COUPON   ENDING PAR OR    ENDING BOOK    ENDING MARKET
ISSUER NAME AND ISSUER TITLE                                DATE      RATE        SHARES          VALUE           VALUE
----------------------------                              --------   ------   -------------   -------------   -------------
BONDS AND NOTES
U.S. GOVERNMENT
U.S. Government-Direct Obligations
FANNIE MAE                                                  2011      6.25%       25,000.00       26,093.63       26,294.75
FANNIE MAE                                                  2012      4.45%        4,238.01        4,238.01        4,270.09
FREDDIE MAC                                                 2011      5.88%       28,703.00       29,888.93       30,094.69
UNITED STATES TREASURY                                      2028      5.25%          200.00          215.94          224.88
UNITED STATES TREASURY                                      2014      4.75%          165.00          169.43          181.91
Total - U.S. Government-Direct Obligations                                        58,306.01       60,605.95       61,066.32
TOTAL - U.S. GOVERNMENT                                                           58,306.01       60,605.95       61,066.32
MORTGAGE BACKED SECURITIES
ABSHE_05-HE2                                                2035      0.76%        8,827.20        7,088.24        6,985.88
ACCR_05-4                                                   2035      0.52%        6,277.51        5,697.53        5,348.35
AESOP_05-4                                                  2010      4.40%       18,000.00       17,998.67       17,034.87(d)
AMCAR_06-RM                                                 2011      5.42%        5,034.30        4,982.46        5,046.73(e)
AMCAR_07-AX                                                 2011      5.19%        3,686.48        3,673.19        3,671.62(e)
AMCAR_07-DF                                                 2012      5.49%       11,527.40       11,512.98       11,696.32
AMXCA_06-2                                                  2014      5.35%       10,000.00       10,433.97       10,475.91
ARMT_2004-2                                                 2035      5.22%        2,336.31        2,369.73        1,590.08
BAA_2003-1                                                  2033      5.00%        2,299.80        2,310.68        2,086.47
BACM_02-2                                                   2043      5.12%       10,835.00       10,581.64       10,750.61
BACM_03-1                                                   2036      3.88%        4,011.73        3,999.69        3,994.28
BACM_05-4                                                   2045      4.76%       20,559.00       19,763.70       20,050.96
BACM_2004-5                                                 2041      4.18%        9,172.98        9,165.53        9,118.88
BAFC_05-G                                                   2035      5.24%       13,444.91       12,625.03        9,581.87
BALL_01-FM                                                  2016      6.12%        1,280.41        1,280.41        1,289.79(d)
BALTA_05-2                                                  2035      4.66%        6,668.44        6,654.51        4,595.20
BALTA_05-2                                                  2035      5.23%        4,218.95        4,239.08        1,446.43
BANC OF AMERICA FUNDING CORP B                              2035      5.31%        5,891.14        5,929.10        3,960.67
BCAP_09-RR1                                                 2037      5.75%       11,821.51       11,657.91       11,644.19(d)
BCAP_09-RR1                                                 2034      3.88%       12,250.22       11,384.98       11,385.35(d)
BCAP_09-RR1                                                 2035      3.98%       41,486.33       38,556.41       38,557.40(d)
BCAP_09-RR1                                                 2035      4.14%       23,271.08       21,627.64       21,628.14(d)
BCAP_09-RR1                                                 2037      6.00%       36,851.23       36,501.69       36,482.72(d)
BOAMS_03-I                                                  2033      5.47%        8,710.06        8,674.75        7,202.60
BOAMS_04-B                                                  2034      4.58%        5,815.47        5,797.38        3,064.46
BOAMS_04G                                                   2034      4.65%        6,229.55        6,120.86        3,296.66
BOAMS_06-B                                                  2046      6.08%        5,461.04        4,987.83        3,983.05
BOAMS_2004-E                                                2034      4.17%       15,000.00       14,909.38       10,085.88
BOAMS_2004-E                                                2034      4.15%        4,331.49        4,158.11        2,279.01
BOAMS_2004-H                                                2034      4.69%        3,407.78        3,369.43        1,501.97
BSCMS_03-TOP10                                              2040      4.00%        3,429.99        3,433.07        3,337.81
BSCMS_07-PW16                                               2040      5.59%       17,676.44       16,508.05       17,857.93
BSCMS_2004-PWR5                                             2042      4.25%        5,832.07        5,831.35        5,723.86
BSMF_06-AR5                                                 2046      0.52%       14,341.13        6,727.49        4,231.65(e)
BVMBS_05-1                                                  2035      4.48%        9,048.63        9,021.66        8,061.09
CARAT_07-1SN                                                2011      0.42%       15,000.00       14,927.28       14,880.03
CARAT_07-4A                                                 2014      5.30%       10,640.00       10,653.20       10,816.59
CDCSC_02-FX1                                                2019      5.25%        1,706.04        1,706.00        1,722.25
CDTIM_05-1A                                                 2017      4.67%        1,609.02        1,608.96        1,266.73(d)
CENTEX HOME EQUITY CHECK_03-A                               2031      3.75%        1,707.11        1,696.36          884.77
CFLX_07-M1                                                  2037      0.46%       26,975.73       24,765.69       18,542.60(e)
CHASE_03-S7                                                 2018      0.71%        8,920.05        7,779.10        7,742.36
CITIBANK CREDIT CARD ISSUANCE                               2013      5.45%       15,000.00       15,122.68       15,779.37
CLI FUNDING LLC CLIF_06-1                                   2021      0.50%        6,504.44        3,655.05        4,305.32(d)(e)
CMLTI_05-3                                                  2035      4.67%        5,995.41        5,965.02        4,294.20
CMLTI_09-3                                                  2035      5.25%       20,902.77       20,445.27       20,484.72(d)
CMLTI_09-3                                                  2034      4.70%        8,659.98        8,423.42        8,421.83(d)
CMLTI_09-3                                                  2033      4.67%       17,288.05       16,632.52       16,628.95(d)
CMLTI_09-6                                                  2037      0.38%       10,100.00        9,241.66        9,241.50(d)
CMLTI_09-7                                                  2037      1.00%       18,838.00       16,812.92       16,812.92(d)
COLLE_02-2                                                  2042      1.00%       10,000.00        7,206.80        7,500.00(d)
COMET_06-A5                                                 2013      0.38%       30,000.00       25,544.30       28,405.18
COMET_08-A5                                                 2014      4.85%       20,000.00       19,629.74       20,749.64
COMM_04-LNB3                                                2037      4.71%        5,010.14        5,030.52        5,003.95
CPS AUTO TRUST CPS_08-A                                     2013      6.48%       10,000.00        9,587.14        9,903.29(d)
CROWN CASTLE TOWERS LLC CCI_05                              2035      0.70%       15,000.00       14,777.54       14,429.16(d)
CSFBMSC_02-CKS4                                             2036      4.49%        8,589.54        8,540.41        8,582.09
CSFBMSC_04-C2                                               2036      3.82%        4,043.36        3,984.65        3,866.28
CWALT_05-24                                                 2035      2.75%        4,494.40        4,538.08        2,385.45
CWALT_05-27                                                 2035      2.92%        5,945.42        6,001.94        2,953.61
CWALT_06-OA19                                               2047      0.57%       18,544.85        7,187.87        5,111.65(e)
CWALT_06-OC8                                                2036      0.42%        8,021.95        8,017.06        7,650.33
CWA_2004-33                                                 2034      5.18%        1,255.67        1,268.19          809.07
CWHEL_04-K                                                  2034      0.62%          827.64          828.74          310.17
CWHL_04-12                                                  2034      4.52%        5,228.50        3,618.19        1,931.29(e)

CWHL_05-31                                                  2036      5.25%        1,061.02          433.92          351.55(e)
CWHL_05-HYB7                                                2035      5.67%       14,632.90       14,167.73        9,813.84(e)
CWL_05-4                                                    2035      0.77%       19,000.00       16,286.13       16,678.32
CWL_05-7                                                    2035      0.72%       13,979.37       13,327.70       13,374.10
DB MASTER FINANCE DBMF_06-1                                 2031      5.78%       15,000.00       14,118.31       13,549.95(d)
DBALT_06-AR6                                                2037      0.48%       24,300.00       17,427.74       13,761.05(e)
DBALT_07-AR1                                                2047      0.47%       22,051.00       20,093.74        9,399.60(e)
DBALT_07-OA1                                                2047      0.46%        6,854.55        6,854.55        2,955.29
DCENT_07-A2                                                 2012      0.97%       16,010.00       13,633.63       15,135.54
DCMT_05-4                                                   2015      0.41%       15,000.00       12,536.53       14,064.93
DEUTSCHE MORTGAGE SECURITIES I                              2037      6.00%       14,194.65       14,001.17       13,847.37(d)
DLJCMC_00-CKP1                                              2033      7.18%       28,450.11       28,817.19       29,012.18
EQUITY ONE EQABS_2004-3                                     2034      5.10%        8,045.55        8,112.43        6,298.03
FANNIE MAE                                                  2019      6.08%        6,406.27        6,492.83        7,009.29
FANNIE MAE 036225                                           2016      9.00%            6.63            6.71            7.24
FANNIE MAE 070007                                           2017      3.58%           88.74           89.10           88.48
FANNIE MAE 070117                                           2017      3.41%           24.12           24.14           24.21
FANNIE MAE 088879                                           2019      6.66%          226.40          227.76          229.48
FANNIE MAE 089125                                           2019      3.71%          277.16          280.24          275.92
FANNIE MAE 105989                                           2020      5.85%          104.53          107.14          106.98
FANNIE MAE 190726                                           2033      4.83%          511.71          520.69          525.49
FANNIE MAE 249907                                           2024      3.75%          406.11          409.28          407.94
FANNIE MAE 250670                                           2011      7.00%           81.78           81.73           84.48
FANNIE MAE 250671                                           2011      7.50%          212.51          212.02          219.98
FANNIE MAE 250857                                           2012      7.00%          190.33          189.63          198.21
FANNIE MAE 252259                                           2014      5.50%           22.64           22.37           23.89
FANNIE MAE 252344                                           2014      5.50%        1,591.37        1,565.91        1,656.77
FANNIE MAE 252381                                           2014      5.50%        1,587.44        1,560.49        1,675.15
FANNIE MAE 254508                                           2012      5.00%        3,601.00        3,636.29        3,703.94
FANNIE MAE 254584                                           2012      5.00%        5,862.50        5,905.29        6,032.52
FANNIE MAE 254586                                           2013      5.00%        9,435.22        9,542.73        9,712.56
FANNIE MAE 254590                                           2018      5.00%       12,504.22       12,572.45       13,097.39
FANNIE MAE 254591                                           2018      5.50%        6,575.00        6,748.34        6,948.54
FANNIE MAE 254663                                           2013      5.00%        1,348.67        1,358.17        1,388.31
FANNIE MAE 303259                                           2025      4.28%          372.94          381.53          374.26
FANNIE MAE 303970                                           2024      6.00%        1,934.14        1,910.20        2,028.73
FANNIE MAE 313042                                           2011      7.00%          119.77          119.57          123.38
FANNIE MAE 313561                                           2012      8.00%          213.99          215.23          225.92
FANNIE MAE 323290                                           2013      6.00%           48.99           48.70           52.10
FANNIE MAE 323748                                           2014      6.50%          944.43          930.24        1,003.50
FANNIE MAE 323833                                           2014      6.00%          465.83          462.31          495.50
FANNIE MAE 367005                                           2012      7.00%          138.91          138.20          146.04
FANNIE MAE 509806                                           2014      6.50%          421.05          417.67          447.38
FANNIE MAE 545249                                           2016      5.50%        3,576.70        3,584.45        3,774.31
FANNIE MAE 545303                                           2016      5.00%        5,251.81        5,193.66        5,494.37
FANNIE MAE 545492                                           2022      5.50%        1,706.04        1,690.13        1,775.22
FANNIE MAE 545786                                           2032      5.49%        1,367.41        1,371.38        1,412.72
FANNIE MAE 566074                                           2031      2.84%          773.20          772.67          777.95
FANNIE MAE 584507                                           2031      2.86%          581.96          579.68          591.19
FANNIE MAE 584829                                           2016      6.00%          818.90          813.40          873.10
FANNIE MAE 585743                                           2016      5.50%        3,267.90        3,276.91        3,448.45
FANNIE MAE 616220                                           2016      5.00%        3,239.58        3,190.72        3,389.21
FANNIE MAE 617270                                           2017      5.00%        3,331.22        3,297.35        3,485.08
FANNIE MAE 620293                                           2032      3.53%          770.24          762.82          773.28
FANNIE MAE 622462                                           2016      5.50%        3,074.71        3,043.52        3,244.58
FANNIE MAE 623866                                           2017      5.00%        4,326.70        4,313.87        4,526.54
FANNIE MAE 625943                                           2017      5.00%        6,012.13        5,994.91        6,297.33
FANNIE MAE 651629                                           2032      5.25%          556.71          557.85          570.26
FANNIE MAE 653342                                           2032      5.15%          177.46          177.91          179.71
FANNIE MAE 654158                                           2032      4.88%        1,243.98        1,240.13        1,264.97
FANNIE MAE 654195                                           2032      4.95%        2,266.97        2,268.14        2,306.33
FANNIE MAE 655646                                           2032      5.78%          877.40          878.11          898.11
FANNIE MAE 655798                                           2032      5.26%        1,965.96        1,962.19        2,016.06
FANNIE MAE 661349                                           2032      5.29%          336.77          337.66          338.46
FANNIE MAE 661501                                           2032      5.03%          616.24          614.32          630.70
FANNIE MAE 661744                                           2032      5.31%        1,228.83        1,234.66        1,248.85
FANNIE MAE 664521                                           2032      5.17%          504.76          503.81          519.39
FANNIE MAE 664750                                           2032      4.97%          879.48          876.81          899.49
FANNIE MAE 670731                                           2032      5.34%        3,147.03        3,158.71        3,288.98
FANNIE MAE 670779                                           2032      5.14%        3,973.62        3,987.18        4,155.74
FANNIE MAE 670890                                           2032      4.70%        2,645.98        2,640.49        2,705.70
FANNIE MAE 670912                                           2032      5.08%        3,213.46        3,222.02        3,355.14
FANNIE MAE 670947                                           2032      4.65%        2,760.28        2,776.73        2,789.95
FANNIE MAE 694852                                           2033      4.96%        2,996.99        3,049.12        3,107.25
FANNIE MAE 703446                                           2018      4.50%       22,863.89       23,548.32       23,720.33
FANNIE MAE 704592                                           2018      5.00%        5,446.44        5,585.63        5,703.10
FANNIE MAE 708635                                           2018      5.00%        3,916.65        4,015.86        4,101.23
FANNIE MAE 722779                                           2033      4.39%        9,250.38        9,268.22        9,665.50
FANNIE MAE 725558                                           2034      4.59%        2,555.13        2,530.80        2,628.78
FANNIE MAE 725694                                           2034      4.74%        3,740.13        3,666.28        3,855.46
FANNIE MAE 725719                                           2033      4.85%        5,994.16        5,970.08        6,167.19
FANNIE MAE 733525                                           2033      3.94%        8,224.32        7,891.59        8,423.53
FANNIE MAE 735702                                           2035      4.61%       29,090.38       30,031.36       30,089.34
FANNIE MAE 739194                                           2033      5.02%        1,858.38        1,863.45        1,933.84
FANNIE MAE 743256                                           2033      4.53%        5,594.23        5,515.39        5,778.89
FANNIE MAE 743856                                           2033      4.75%        1,682.80        1,684.88        1,743.22

FANNIE MAE 758873                                           2033      4.45%        3,959.93        3,915.09        4,084.83
FANNIE MAE 774968                                           2034      4.77%        2,540.99        2,570.61        2,607.93
FANNIE MAE 794787                                           2034      5.17%        6,047.53        6,124.32        6,268.69
FANNIE MAE 799733                                           2034      5.05%        3,284.03        3,340.55        3,425.29
FANNIE MAE 801917                                           2034      4.96%        6,971.73        7,005.41        7,210.18
FANNIE MAE 804561                                           2034      4.23%        3,227.95        3,235.48        3,259.06
FANNIE MAE 807219                                           2035      4.32%       11,274.10       11,381.66       11,628.16
FANNIE MAE 809532                                           2035      4.89%        5,132.88        5,169.96        5,297.08
FANNIE MAE 834552                                           2035      4.90%        6,226.72        6,262.68        6,432.95
FANNIE MAE 888268                                           2037      6.00%        5,233.45        5,462.70        5,482.15
FANNIE MAE 889335                                           2018      4.50%       23,338.70       24,048.65       24,220.22
FANNIE MAE 889485                                           2036      4.75%       25,629.85       26,098.23       26,653.96
FANNIE MAE 922674                                           2036      4.77%       17,975.99       18,444.57       18,622.03
FANNIE MAE 984075                                           2023      4.50%       46,392.88       47,576.62       47,410.43
FANNIE MAE 995123                                           2037      5.59%       18,417.00       19,101.19       18,979.24
FANNIE MAE 995548                                           2035      4.88%       18,974.08       19,433.37       19,668.70
FANNIE MAE FNMA_03-28                                       2022      5.00%        4,006.13        4,041.84        4,134.39
FANNIE MAE FNMA_05-40                                       2030      5.00%        6,074.46        6,084.41        6,272.79
FANNIE MAE FNMA_99-8                                        2014      6.00%        1,564.00        1,555.11        1,658.26
FANNIE MAE MA0099                                           2019      4.00%       24,806.12       25,198.83       24,932.55
FHAMS_04-AA7                                                2035      4.76%        1,729.03        1,742.39        1,211.36
FHAMS_05-AA2                                                2035      3.94%        2,979.35        3,036.21        1,990.26
FHAMS_05-AA3                                                2035      5.36%        7,674.88        7,747.96        5,155.19
FHAT_2004-A4                                                2034      5.38%        2,758.18        2,799.98        1,830.45
FHLMC_2382                                                  2030      5.50%        1,301.01        1,292.85        1,330.78
FHLMC_2478                                                  2021      5.25%          829.34          827.86          830.14
FHLMC_2619                                                  2022      5.00%       10,373.07       10,501.42       10,792.01
FHLMC_2835                                                  2032      4.50%        7,345.62        7,336.44        7,611.94
FHLMC_2872                                                  2022      4.50%        7,796.59        7,795.80        8,081.43
FHLMC_2901                                                  2033      4.50%        2,193.89        2,191.92        2,261.89
FHLMC_2907                                                  2019      4.50%        4,371.57        4,367.70        4,540.03
FMGT_03-T5                                                  2013      4.06%        3,867.69        3,867.69        3,970.98
FMIC_04-3                                                   2034      1.54%       12,315.10       10,467.36       10,430.90(e)
FNMA_04-81                                                  2020      4.35%        6,827.22        6,819.96        7,007.81
FNMA_04-89                                                  2022      4.50%        5,990.29        5,965.18        6,194.13
FORDO_09-B                                                  2014      4.94%       10,000.00        9,998.91       10,010.39
FREDDIE MAC 1B0183                                          2031      5.91%          924.30          917.04          955.51
FREDDIE MAC 1N1474                                          2037      5.74%       15,276.38       15,911.31       15,652.73
FREDDIE MAC 350190                                          2022      3.13%           77.08           78.59           77.45
FREDDIE MAC 405014                                          2019      4.33%           77.55           77.67           77.95
FREDDIE MAC 405092                                          2019      4.19%          102.26          101.59          103.14
FREDDIE MAC 405185                                          2018      3.92%          192.54          191.84          195.65
FREDDIE MAC 405243                                          2019      3.14%           88.43           89.01           88.85
FREDDIE MAC 405360                                          2019      3.50%           38.36           38.60           38.65
FREDDIE MAC 405437                                          2019      5.15%           88.82           88.20           89.36
FREDDIE MAC 405615                                          2019      4.56%           83.20           83.51           84.29
FREDDIE MAC 605041                                          2019      3.02%           19.89           19.92           20.06
FREDDIE MAC 605048                                          2018      4.12%          100.15          100.02          100.90
FREDDIE MAC 605432                                          2017      4.47%          104.68          104.61          106.69
FREDDIE MAC 605433                                          2017      2.89%          138.71          138.76          139.29
FREDDIE MAC 605454                                          2017      4.53%          243.28          242.15          244.70
FREDDIE MAC 606024                                          2019      3.61%          101.48          100.74          101.91
FREDDIE MAC 606025                                          2019      3.74%          417.25          417.24          417.66
FREDDIE MAC 630074                                          2018      5.75%            0.82            0.81            0.84
FREDDIE MAC 780514                                          2033      5.02%        6,546.78        6,715.12        6,775.07
FREDDIE MAC 780845                                          2033      4.51%        4,035.79        3,922.28        4,139.03
FREDDIE MAC 780903                                          2033      4.51%        3,890.92        3,854.20        4,012.72
FREDDIE MAC 781884                                          2034      5.13%       24,836.22       25,125.87       25,801.42
FREDDIE MAC 785363                                          2025      4.08%          193.11          195.49          195.32
FREDDIE MAC 785619                                          2026      5.25%           83.28           83.39           84.91
FREDDIE MAC 788941                                          2031      3.77%          177.47          174.89          178.88
FREDDIE MAC 840031                                          2019      5.13%            9.40            9.46            9.52
FREDDIE MAC 840035                                          2019      4.62%           81.97           81.53           82.64
FREDDIE MAC 840036                                          2019      5.13%           39.52           39.62           39.74
FREDDIE MAC 840072                                          2019      2.96%           87.60           87.38           87.79
FREDDIE MAC 845154                                          2022      4.95%           98.60          100.65           99.56
FREDDIE MAC 845523                                          2023      4.79%           81.98           83.68           82.59
FREDDIE MAC 845654                                          2024      4.81%          357.82          360.14          365.21
FREDDIE MAC 845730                                          2023      4.48%          605.34          620.82          619.33
FREDDIE MAC 845733                                          2024      3.35%          466.54          470.93          471.30
FREDDIE MAC 846072                                          2029      4.34%          181.06          184.89          182.03
FREDDIE MAC 846107                                          2025      5.23%          110.96          112.34          113.87
FREDDIE MAC 865008                                          2018      4.64%          279.95          285.39          294.31
FREDDIE MAC FHLMC_2542                                      2022      5.50%        5,820.72        5,913.14        6,045.43
FREDDIE MAC FHLMC_2548                                      2022      5.50%       13,992.82       14,118.19       14,543.22
FREDDIE MAC FHLMC_2550                                      2022      5.50%        4,512.20        4,567.98        4,690.95
FREDDIE MAC FHLMC_2556                                      2022      5.50%       15,925.79       16,074.40       16,421.15
FREDDIE MAC FHLMC_2558                                      2022      5.50%        5,871.46        5,935.00        6,098.03
FREDDIE MAC FHLMC_2574                                      2022      5.00%        4,760.57        4,826.86        4,936.66
FREDDIE MAC FHLMC_2586                                      2023      5.50%        6,314.75        6,441.02        6,599.86
FREDDIE MAC FHLMC_2595                                      2022      5.50%       37,035.87       37,490.85       38,310.68
FREDDIE MAC FHLMC_2597                                      2022      5.50%       17,169.01       17,421.70       17,840.58
FREDDIE MAC FHLMC_2603                                      2022      5.50%       11,679.10       11,796.70       12,001.91
FREDDIE MAC FHLMC_2770                                      2032      3.75%        6,111.16        6,091.59        6,265.16
FREDDIE MAC FHR_2931-QA                                     2015      4.50%        2,156.61        2,156.17        2,173.20
FREDDIE MAC GOLD C90581                                     2022      5.50%        2,104.58        2,090.04        2,191.23

FREDDIE MAC GOLD C90582                                     2022      5.50%        1,210.77        1,202.69        1,260.61
FREDDIE MAC GOLD E00383                                     2010      7.00%           88.69           88.47           91.34
FREDDIE MAC GOLD E00388                                     2010      7.00%           65.16           64.84           67.22
FREDDIE MAC GOLD E01140                                     2017      6.00%        4,831.89        4,960.80        5,101.34
FREDDIE MAC GOLD E76761                                     2014      6.50%          671.77          664.39          707.86
FREDDIE MAC GOLD E77557                                     2014      6.50%           54.75           53.92           58.09
FREDDIE MAC GOLD E90153                                     2017      6.00%          993.74        1,025.59        1,057.65
FREDDIE MAC GOLD E90154                                     2017      6.00%        2,485.73        2,565.49        2,645.59
FREDDIE MAC GOLD E91041                                     2017      5.00%        4,905.72        4,909.34        5,139.97
FREDDIE MAC GOLD E91491                                     2012      5.00%        1,428.39        1,442.84        1,470.45
FREDDIE MAC GOLD E93341                                     2012      5.00%        5,239.46        5,320.01        5,395.87
FREDDIE MAC GOLD E95403                                     2018      5.00%        4,247.62        4,357.73        4,450.44
FREDDIE MAC GOLD E95556                                     2013      4.50%        1,750.37        1,779.59        1,795.22
FREDDIE MAC GOLD E95562                                     2013      4.50%        3,482.57        3,537.58        3,571.73
FREDDIE MAC GOLD E95671                                     2018      5.00%        5,850.96        5,993.59        6,126.69
FREDDIE MAC GOLD E96172                                     2013      4.50%       11,129.42       11,320.84       11,444.92
FREDDIE MAC GOLD G10364                                     2010      7.00%           48.54           48.38           49.18
FREDDIE MAC GOLD G10949                                     2014      6.50%          455.83          451.37          480.32
FREDDIE MAC GOLD G11004                                     2015      7.00%          161.90          161.16          170.85
FREDDIE MAC GOLD G11193                                     2016      5.00%        3,006.87        2,973.76        3,150.45
FREDDIE MAC GOLD G11298                                     2017      5.00%        4,342.53        4,346.98        4,549.89
FREDDIE MAC GOLD G30227                                     2023      5.50%        5,484.93        5,675.31        5,706.87
FREMONT HOME LOAN TRUST FHLT_0                              2035      0.79%        9,254.30        8,172.71        8,002.12
FUNBCMT_01-C4                                               2033      6.22%        6,190.00        6,246.61        6,365.19
GCCFC_07-GG11                                               2049      5.36%       29,401.46       28,165.25       29,571.80
GCCF_03-C2                                                  2036      4.02%        1,648.20        1,650.86        1,632.14
GECCMC_04-C2                                                2040      4.12%        6,602.24        6,580.06        6,383.54
GFCM_03-1                                                   2035      5.25%        5,688.00        5,390.52        5,459.58(d)
GMACCMSC_00-C3                                              2035      6.96%        8,631.77        8,758.69        8,915.50
GMACCMSI_2004-C3                                            2041      4.21%        9,194.63        9,153.67        9,096.22
GMACC_02-C3                                                 2039      4.15%        7,931.79        7,769.04        7,909.15
GMACC_03-C2                                                 2040      5.67%        7,000.00        7,032.60        6,905.19
GMACC_05-C1                                                 2043      4.47%       18,793.99       18,601.08       18,850.33
GMHE_2004-AR2                                               2034      4.49%        3,519.43        3,529.41        3,064.19
GMHE_2004-AR2                                               2034      5.22%        6,214.59        6,225.44        5,482.01
GNMA II 008157                                              2023      4.38%          261.48          264.66          266.98
GNMA II 008206                                              2017      4.38%          118.00          116.86          120.75
GNMA II 008240                                              2017      4.63%           64.34           62.83           65.84
GNMA II 008251                                              2017      4.63%            5.29            5.19            5.42
GNMA II 008274                                              2017      4.13%          225.80          223.80          230.49
GNMA II 008283                                              2017      4.13%           23.72           23.45           24.21
GNMA II 008293                                              2017      4.13%           49.83           49.18           50.87
GNMA II 008341                                              2018      5.38%           12.51           12.31           12.93
GNMA II 008353                                              2018      5.38%           89.02           87.79           92.02
GNMA II 008365                                              2018      5.38%          112.24          110.37          116.03
GNMA II 008377                                              2018      4.63%           43.17           42.11           44.36
GNMA II 008428                                              2018      4.13%           16.75           16.58           17.20
GNMA II 008440                                              2018      4.13%           78.81           78.09           80.89
GNMA II 008638                                              2025      5.38%          240.38          241.99          247.98
GNMA_02-81                                                  2025      3.82%        9,424.09        9,388.77        9,612.06
GNMA_03-17                                                  2018      2.58%          929.32          928.16          929.29
GNMA_04-10                                                  2031      4.04%        7,963.59        7,935.23        8,135.56
GNMA_04-19                                                  2034      4.50%        4,688.23        4,693.60        4,814.79
GNMA_04-77                                                  2020      4.59%        2,516.33        2,520.95        2,541.40
GNMA_05-02                                                  2019      4.12%        5,337.71        5,337.71        5,388.36
GNMA_05-10                                                  2021      4.03%        5,488.98        5,488.98        5,539.89
GNMA_2004-23                                                2027      3.63%        8,853.39        8,846.33        8,980.32
GNMA_2004-45                                                2021      4.02%        6,379.40        6,357.37        6,440.82
GNMA_2004-60                                                2018      4.10%          456.27          456.27          456.28
GNMA_2004-XX                                                2020      2.91%        5,719.39        5,681.49        5,744.49
GOAL CAPITAL FUNDING TRUST GOA                              2021      0.63%        4,882.93        4,725.02        4,866.91
GPMF_05-AR5                                                 2045      3.44%        9,358.18        9,074.21        5,133.20(e)
GS MORTGAGE SECURITIES CORPORA                              2035      3.87%        9,788.62        8,681.53        8,809.76(d)
GS MORTGAGE SECURITIES CORPORA                              2035      4.44%        5,479.94        4,860.03        4,931.95(d)
GSMS_05-GG4                                                 2039      4.68%        4,200.00        4,053.50        4,043.25
GSMS_07-EOP                                                 2020      0.41%        4,689.97        3,927.30        4,017.18(d)
GSMS_2004-GG2                                               2038      4.60%        8,470.86        8,463.14        8,460.03
GSR MORTGAGE LOAN TRUST GSR_05                              2035      4.56%        8,522.30        8,021.02        6,642.39
GSR_04-10F                                                  2019      4.50%        2,102.09        2,105.44        2,083.22
GSR_05-AR1                                                  2035      4.92%        8,895.50        8,935.92        6,339.99
GSR_05-AR3                                                  2035      5.03%        8,036.24        8,073.00        5,614.10
GSR_05-AR5                                                  2035      5.17%       11,700.36       11,701.63        9,208.59
HARBORVIEW MORTGAGE LOAN TRUST                              2034      4.78%        6,129.59        6,179.60        4,905.26
HERTZ VEHICLE FINANCING LLC HE                              2011      0.56%       10,000.00        9,488.68        9,001.20(d)(e)
HVMLT_04-7                                                  2034      4.59%        4,676.47        4,637.64        3,278.08
HVMLT_05-15                                                 2045      3.44%       11,358.50       10,711.69        6,211.18(e)
HVMLT_05-8                                                  2035      2.94%        4,274.26        4,314.25        2,250.16
HVMLT_06-14                                                 2047      0.51%       13,684.08        7,377.06        4,066.68(e)
HVMLT_2004-10                                               2035      5.24%        2,381.03        2,403.96        1,973.35
HVMLT_2004-6                                                2034      4.67%        3,063.14        3,040.19        2,181.72
HVML_2004-4                                                 2034      1.08%          264.76          262.37          143.57
INDX_05-AR1                                                 2035      4.57%          162.34          163.60          121.70
INDYMAC INDX MORTGAGE LOAN TRU                              2035      5.21%        7,124.56        7,164.93        4,762.01
JMAC_09-R3                                                  2035      5.29%       18,397.89       15,951.84       16,742.08(d)
JPMAC_06-HE2                                                2036      0.41%       10,391.37        9,201.98        9,044.07
JPMCCMSC_03-CIBC6                                           2037      4.39%        5,008.10        4,976.53        5,024.63

JPMCC_01-CIB2                                               2035      6.43%       23,390.00       23,258.43       23,814.80
JPMCC_02-CIB5                                               2037      4.37%        3,164.22        3,173.08        3,153.95
JPMCC_04-C2                                                 2041      4.28%          691.81          690.69          689.70
JPMCC_06-LDP6                                               2043      5.16%        5,061.29        5,051.65        5,094.32
JPMCMFC_03-LN1                                              2037      4.13%        5,959.08        5,734.64        5,779.64
JPMCMFC_04-C1                                               2038      3.05%          786.30          783.15          780.12
JPMC_00-C10                                                 2032      7.37%       17,081.47       17,188.61       17,263.94
LB-UBS COMM MORT TRUST LBUBSCM                              2026      4.02%        1,204.05        1,203.56        1,203.16
LB-UBS COMM MORT TRUST LBUBSCM                              2026      4.07%        4,316.54        4,326.16        4,255.95
LB-UBS COMM MORT TRUST LBUBSCM                              2027      4.06%        5,723.36        5,723.84        5,685.77
LB-UBS COMM MORT TRUST LBUBSCM                              2027      4.21%        1,837.60        1,837.41        1,802.21
LB-UBS COMMERCIAL MORTGAGE TRU                              2039      5.23%        7,444.55        7,322.99        7,519.28
LBUBSCMT_04-C4                                              2029      4.57%        4,331.59        4,329.95        4,324.32
LBUBSCMT_05-C5                                              2030      4.74%        4,987.79        4,989.70        4,996.17
LBUBSCMT_2004-C7                                            2029      3.63%          449.37          449.31          448.46
LBUBSCMT_2004-C8                                            2029      4.20%       17,991.19       17,969.68       17,820.42
LBUBS_05-C1                                                 2030      4.31%       18,699.00       18,446.28       18,337.35
LBUBS_05-C2                                                 2030      4.82%       20,157.64       19,579.39       19,809.54
LBUBS_05-C7                                                 2030      5.10%       19,004.00       17,999.04       18,518.81
LIFT - LEASE INVESTMENT FLIGHT                              2016      0.75%        1,603.25        1,603.25        1,154.34
LUMINENT MORTGAGE TRUST LUM_06                              2046      0.55%        5,572.31        3,211.99        2,206.20(e)
LUMINENT MORTGAGE TRUST LUM_07                              2037      0.50%        8,440.55        4,454.54        2,782.13(e)
LVII_09-1                                                   2037      5.95%       26,934.24       26,732.52       26,732.23(d)
MARM_05-1                                                   2035      5.31%        4,958.04        5,023.39        3,039.17
MERRILL LYNCH MOR INVEST INC M                              2033      4.50%        6,353.91        6,337.59        5,626.84
MLCC_2004-1                                                 2034      4.56%        2,331.41        2,337.22        2,041.50
MLMI_05-A1                                                  2034      4.21%        4,534.36        4,546.09        3,905.48
MLMI_05-A2                                                  2035      4.48%        8,396.28        8,398.21        6,336.78
MLMT_05-CIP1                                                2038      4.96%       10,490.00        9,926.28       10,306.67
MORGAN STANLEY CAPITAL I MSDWC                              2040      3.27%        1,394.80        1,394.57        1,393.37
MSC 2004-IQ8 A3                                             2040      4.50%        2,853.36        2,852.29        2,748.70
MSCI_04-HQ4                                                 2040      4.22%        6,091.47        6,082.80        6,047.45
MSC_07-HQ13                                                 2044      5.36%       32,204.79       31,550.01       32,418.17
MSDWCI_02-TOP7                                              2039      5.38%          541.27          541.46          540.95
MSDWCI_04-T13                                               2045      3.94%        6,062.40        6,033.05        6,028.30
MSM_2004-10AR                                               2034      4.63%          926.07          934.67          462.25
MSM_2004-10AR                                               2034      5.11%        3,725.62        3,776.48        2,851.30
MSM_2004-6AR                                                2034      4.47%        5,194.70        3,489.85        1,641.12(e)
NAVOT_05-A                                                  2014      4.43%        5,841.50        5,841.44        5,768.65
NEW YORK CITY TAX LIEN NYCTL_0                              2018      4.78%          330.87          330.86          329.87(d)
PCMT_03-PWR1                                                2036      3.67%        3,159.64        3,115.09        3,111.19
POPLR_05-3                                                  2035      4.44%        6,680.74        6,665.82        6,221.42
PSSF_00-C1                                                  2010      7.73%       17,494.81       17,599.92       17,676.44
RALI_04-QR1                                                 2034      5.25%        3,138.05        3,153.49        2,371.63
RALI_04-QS5                                                 2034      4.75%        2,437.89        2,429.23        2,297.40
RALI_05-Q                                                   2035      5.59%        2,792.76        1,312.80        1,052.48(e)
RALI_05-QA2                                                 2035      5.05%        6,743.48        6,813.25        4,851.18
RALI_07-Q                                                   2047      0.50%       12,542.60        6,624.31        4,758.23(e)
RAMC_05-3                                                   2035      4.81%        6,319.70        6,302.84        5,632.44
RAMP_06-EFC1                                                2036      0.51%        3,462.69        3,037.03        2,357.48
RASC_05-KS12                                                2036      0.56%        8,664.58        7,444.49        7,071.29
RESTRUCTURED ASSET SECURITIES                               2030      4.00%        3,457.05        3,444.49        3,574.61(d)
RFMSI_03-QS2                                                2033      4.50%        2,122.47        2,105.33        1,912.10
RFMSI_04-KS9                                                2034      4.62%        9,709.81        9,702.85        5,903.55
RFMSI_05-SA2                                                2035      5.14%       15,883.96       15,920.28       12,602.13
SASC_2003-24A                                               2033      5.57%        2,290.91        2,329.94        2,076.63
SASC_2004-18H                                               2034      4.75%        1,356.01        1,353.73        1,300.29
SBAP_05-10D                                                 2015      4.51%        3,008.23        3,008.23        3,114.79
SLMA_03-10A                                                 2016      1.82%        9,100.00        8,465.99        8,372.00(d)
SLMA_03-A                                                   2020      1.07%       10,752.08        8,302.34        8,715.90
SLMA_05-A                                                   2020      0.77%       15,000.00       10,549.42       12,438.67
SLMA_05-B                                                   2023      0.81%       20,000.00       16,153.76       16,215.62
SLMA_06-3                                                   2019      1.17%       15,000.00       14,139.52       14,478.15
STRUCTURED ADJUSTABLE RATE MOR                              2034      4.33%        6,151.22        6,260.03        2,998.58
SVHE_06-EQ1                                                 2036      0.42%        7,261.46        7,105.75        5,937.92
THORNBURG MORTGAGE SECURITIES                               2047      0.53%       16,554.81       14,256.58       13,725.67
UPFCA_07-A                                                  2013      5.53%        8,567.33        8,216.93        8,586.91
US SMALL BUSINESS ADMINISTRATI                              2022      4.75%        2,516.35        2,556.22        2,601.54
US SMALL BUSINESS ADMINISTRATI                              2013      3.90%        1,316.06        1,325.53        1,346.60
US SMALL BUSINESS ADMINISTRATI                              2014      3.87%        3,204.46        3,224.67        3,279.05
VWALT_09-A                                                  2012      3.41%       10,000.00        9,999.54       10,106.71
WAMU_04-AR10                                                2044      0.75%        2,418.43        2,427.38        1,275.24
WAMU_05-AR3                                                 2035      4.64%        8,280.31        8,314.95        6,593.29
WASHINGTON MUTUAL WAMU_04-S3                                2034      5.50%       10,814.40       10,886.02       10,871.66
WASHINGTON MUTUAL WAMU_05-AR10                              2035      4.83%       10,000.00       10,002.24        5,150.94
WASHINGTON MUTUAL WAMU_05-AR4                               2035      4.67%       10,000.00        9,958.82        4,929.97
WBCMT_05-C17                                                2042      5.04%        3,580.00        3,502.02        3,456.49
WBCMT_05-C19                                                2043      6.85%        9,746.88        9,880.19       10,065.31
WFMBS_03-14                                                 2018      4.75%        8,126.46        7,801.59        7,890.92
WFMBS_03-16                                                 2018      4.75%       11,589.33       10,967.44       11,253.42
WFMBS_04-0                                                  2034      4.88%        4,943.77        4,899.17        4,459.94
WFMBS_04-CC                                                 2035      4.95%        5,048.03        5,065.70        4,277.80
WFMBS_04-DD                                                 2035      4.50%        5,761.00        5,762.56        2,606.02
WFMBS_04-P                                                  2034      4.21%        6,909.70        6,764.90        3,978.72
WFMBS_04-W                                                  2034      4.54%       20,000.00       20,062.37       13,764.87
WFMBS_05-AR10                                               2035      3.90%        1,128.25        1,124.55        1,091.57

WFMBS_05-AR12                                               2035      4.12%       10,000.00        9,141.05        6,625.64
WFMBS_05-AR2                                                2035      4.55%        2,820.99        2,831.58        2,209.16
WFMBS_05-AR2                                                2035      4.92%        9,048.21        8,978.46        7,404.34
                                                                               ------------    ------------    ------------
TOTAL - MORTGAGE BACKED SECURITIES                                             2,739,096.04    2,623,078.84    2,484,913.93
CORPORATE DEBT SECURITIES
CORPORATE - FINANCE
BANK OF AMERICA CORP                                        2010      7.80%        5,000.00        5,103.22        5,139.19
CAMDEN PROPERTY TRUST                                       2009      4.70%        3,750.00        3,749.95        3,748.52
COUNTRYWIDE HOME LOANS                                      2009      4.13%       15,000.00       14,980.49       15,048.90
CROWN AMERICAS INC                                          2013      7.63%        1,250.00        1,250.06        1,218.75
CROWN AMERICAS INC                                          2015      7.75%        1,145.00        1,166.25        1,119.24
DOW CHEMICAL CO/THE                                         2009      4.03%       22,500.00       22,500.00       22,289.40(d)
HERTZ GLOBAL HOLDINGS INC                                   2014      8.88%        1,645.00        1,651.61        1,513.40
HSBC BANK USA                                               2009      3.88%       20,000.00       19,994.42       20,095.52
LEHMAN BROTHERS HOLDINGS INC                                2010      0.00%        8,500.00        1,083.75        1,253.75(e)
LEHMAN BROTHERS HOLDINGS INC                                2010      0.00%        5,000.00          625.00          737.50(e)
LITTON INDUSTRIES                                           2009      8.00%        3,000.00        3,030.64        3,056.01
M & I MARSHALL & ILSLEY BANK                                2009      3.95%       21,500.00       21,499.10       21,482.61
MERRILL LYNCH & CO INC                                      2009      4.75%       10,000.00        9,998.68       10,069.50
MERRILL LYNCH & CO INC                                      2010      4.50%        2,000.00        2,002.32        2,011.87
MERRILL LYNCH AIG CBO                                       2010      3.09%        6,268.79            0.00            0.00(d)(e)
MERRILL LYNCH ELLIOTT & PAIGE                               2010      3.19%       11,000.00            0.00            0.00(d)(e)
METROPOLITAN LIFE GLOBAL FUNDI                              2010      4.50%       20,000.00       19,989.35       20,221.04(d)
PRICOA GLOBAL FUNDING I                                     2010      4.20%        2,480.00        2,479.62        2,484.25(d)
PRICOA GLOBAL FUNDING I                                     2009      0.68%        4,500.00        4,474.49        4,475.10(d)
SUNGARD DATA                                                2014      4.88%          370.00          341.94          327.45
SUNTRUST BANK                                               2011      6.38%        3,500.00        3,631.80        3,571.68
UNITEDHEALTH GROUP INC                                      2009      4.13%        9,050.00        9,044.85        9,063.49
US BANK NA                                                  2011      6.38%        1,455.00        1,517.01        1,559.04
WASHINGTON MUTUAL BANK FA                                   2011      0.00%        1,500.00            0.15            0.75(e)
WELLS FARGO BANK NA                                         2011      6.45%       18,250.00       18,851.55       19,081.52
WORLD SAVINGS BANK FSB                                      2009      4.13%       15,000.00       14,995.39       15,138.05
TOTAL - CORPORATE - FINANCE                                                      213,663.79      183,961.65      184,706.54
CORPORATE - INDUSTRIAL
ALLIED WASTE NORTH AMERICA                                  2011      6.38%        2,005.00        2,013.06        2,040.09
AMERISOURCEBERGEN CORP                                      2015      5.88%          955.00          951.79          910.25
ANADARKO FINANCE                                            2011      6.75%        9,874.00        9,949.90       10,276.86
BALL CORP                                                   2012      6.88%        2,000.00        2,015.92        1,975.00
BEAZER HOMES USA INC                                        2013      6.50%          750.00          757.73          371.25
BOISE CASCADE LLC                                           2014      7.13%          299.00          306.67          157.72
BOYD GAMING CORP                                            2014      6.75%        1,000.00          999.62          810.00
BRISTOW GROUP INC                                           2013      6.13%          500.00          488.52          452.50
BRITISH SKY BROADCASTING GROUP                              2009      8.20%       21,600.00       21,627.06       21,612.74
BURLINGTON NORTHERN SANTA FE C                              2012      4.26%        2,218.98        2,218.98        2,165.71(d)
BURLINGTON NORTHERN SANTA FE C                              2012      4.26%        3,789.59        3,789.59        3,737.97(d)
BURLINGTON NORTHERN SANTA FE C                              2010      7.13%       18,113.00       18,618.50       19,161.02
BURLINGTON RESOURCES - CANADA                               2011      6.50%        9,100.00        9,922.05        9,955.50
CALIFORNIA STEEL INDUSTRIES                                 2014      6.13%        1,500.00        1,495.28        1,267.50
CANADIAN NATIONAL RAILWAY CO                                2009      4.25%       22,250.00       22,250.36       22,288.80
CASCADES INC                                                2013      7.25%          425.00          428.38          370.81
CHESAPEAKE ENERGY CORP                                      2013      7.50%        1,500.00        1,529.89        1,436.25
CHESAPEAKE ENERGY CORP                                      2014      7.50%        1,000.00        1,010.95          947.50
CHESAPEAKE ENERGY CORP                                      2015      6.38%          300.00          302.22          267.00
CHESAPEAKE ENERGY CORP                                      2017      6.50%          210.00          208.39          176.40
CHURCH & DWIGHT CO INC                                      2012      6.00%        1,750.00        1,751.58        1,741.25
CLOROX CO                                                   2010      4.20%       35,485.00       35,460.51       35,989.10
COMCAST CORP                                                2011      5.50%       17,500.00       17,753.13       18,299.77
COMCAST CORP                                                2010      5.45%       10,000.00        9,868.09       10,397.93
COMCAST CORP                                                2009      1.44%       10,000.00        9,993.98       10,002.76
CONAGRA FOODS INC                                           2010      7.88%        1,158.00        1,178.60        1,227.23
COTT BEVERAGES INC                                          2011      8.00%          905.00          901.74          841.65
CSC HOLDINGS INC                                            2012      6.75%          500.00          504.73          482.50
CSX CORP                                                    2011      6.75%       10,000.00       10,078.01       10,497.58
CSX CORP                                                    2009      4.88%        6,595.00        6,605.85        6,646.25
CVS CAREMARK CORP                                           2009      4.00%       33,000.00       32,995.75       33,192.13
DAVITA INC                                                  2013      6.63%        1,000.00          999.33          942.50
DEL MONTE FOODS CORP                                        2015      6.75%        1,500.00        1,505.91        1,421.25
DENBURY RESOURCES INC                                       2013      7.50%          665.00          671.99          635.08
DEX MEDIA WEST LLC                                          2010      8.50%          890.00          891.41          640.80(e)
DIRECTV HOLDINGS LLC                                        2015      6.38%        1,985.00        1,969.77        1,836.13
DR HORTON INC                                               2012      5.38%        5,825.00        5,812.19        5,388.13
DUKE ENERGY CAROLINAS LLC                                   2010      7.38%       15,299.00       15,623.74       15,867.83
ECHOSTAR DBS CORP                                           2011      6.38%        1,000.00        1,000.00          970.00
ENCANA CORP                                                 2009      4.60%       37,125.00       37,140.21       37,253.86
ENCORE ACQUISITION CO                                       2014      6.25%        1,000.00          970.94          860.00
ENCORE ACQUISITION CO                                       2015      6.00%          160.00          153.20          132.00
FEDEX CORP                                                  2009      5.50%       25,290.00       25,333.23       25,384.21
FLEXTRONICS INTERNATIONAL LTD                               2013      6.50%        1,050.00        1,053.84        1,010.63
GARDNER DENVER INC                                          2013      8.00%          250.00          250.00          221.25
GEORGIA GULF CORP                                           2013      0.00%        2,450.00          851.87          673.75(e)
GIBRALTAR INDUSTRIES                                        2015      8.00%          250.00          249.80          187.50
HCA INC                                                     2012      6.30%        1,800.00        1,811.86        1,651.50
HESS CORP                                                   2011      6.65%       25,000.00       25,439.71       26,608.33
HOME DEPOT INC                                              2009      3.75%       17,604.00       17,563.09       17,648.22

HOST HOTELS & RESORTS LP                                    2013      7.13%        2,000.00        2,025.16        1,880.00
INDESIT CO SPA                                              2009      5.17%       19,000.00       19,000.00       19,000.00(d)
ING SECURITY LIFE INSTITUTIONA                              2010      4.25%       23,750.00       23,746.21       23,213.30(d)
K HOVNANIAN ENTERPRISES INC                                 2014      6.38%        1,000.00        1,018.42          520.00
K HOVNANIAN ENTERPRISES INC                                 2015      6.25%          750.00          750.00          382.50
KB HOME                                                     2014      5.75%        1,660.00        1,654.96        1,452.50
KB HOME                                                     2015      5.88%        2,035.00        2,027.48        1,719.58
KERR-MCGEE CORP                                             2011      6.88%        8,640.00        8,695.14        9,069.42
KRAFT FOODS INC                                             2011      5.63%       22,472.00       23,102.65       23,853.25
KRAFT FOODS INC                                             2010      1.46%        7,650.00        7,335.89        7,578.36
L-3 COMMUNICATIONS CORP                                     2013      6.13%        2,750.00        2,748.83        2,591.88
L-3 COMMUNICATIONS CORP                                     2015      5.88%        1,000.00        1,000.00          887.50
LIN TELEVISION CORP                                         2013      6.50%        1,250.00        1,242.46          900.00
MANITOWOC CO INC/THE                                        2013      7.13%        1,575.00        1,587.68        1,163.53
MERITAGE HOMES CORP                                         2015      6.25%          845.00          808.53          663.33
MIRANT NORTH AMERICA LLC                                    2013      7.38%          975.00          981.49          936.00
MOLSON COORS CAPITAL FINANCE U                              2010      4.85%       28,780.00       28,738.73       29,469.31
MOOG INC                                                    2015      6.25%        1,500.00        1,507.53        1,383.75
NALCO COMPANY                                               2011      7.75%          421.00          422.22          421.00
NEWFIELD EXPLORATION CO                                     2011      7.63%        2,500.00        2,524.45        2,506.25
NEWFIELD EXPLORATION CO                                     2014      6.63%          200.00          204.58          184.25
NEWS AMERICA INC                                            2038      6.75%        8,265.00        8,408.97        8,411.09
NEWS AMERICA INC                                            2010      4.75%       15,273.00       15,308.11       15,430.05
NORAMPAC INC                                                2013      6.75%        2,500.00        2,485.29        2,137.50
NORFOLK SOUTHERN CORP                                       2010      8.63%        7,000.00        7,246.57        7,415.80
NORTHROP GRUMMAN CORP                                       2011      7.13%        5,000.00        5,171.67        5,366.82
NOVA CHEMICALS CORPORATION                                  2012      6.50%        1,800.00        1,833.12        1,692.00
NOVELIS INC                                                 2015      7.25%        1,300.00        1,312.35          988.00
OMNICARE INC                                                2013      6.13%        1,750.00        1,759.97        1,579.38
OMNICARE INC                                                2015      6.88%          575.00          580.42          518.94
PACIFIC ENERGY PARTNERS L.P.                                2014      7.13%          500.00          503.84          511.97
PACIFIC ENERGY PARTNERS L.P.                                2015      6.25%          250.00          251.11          239.80
PEABODY ENERGY CORP                                         2013      6.88%        2,800.00        2,831.02        2,772.00
PEABODY ENERGY CORP                                         2016      5.88%        1,000.00        1,003.24          880.00
PHILLIPS PETROLEUM COMPANY                                  2011      9.38%       10,000.00       10,745.25       11,047.66
ROGERS CABLE SYSTEMS                                        2013      6.25%        1,500.00        1,511.52        1,590.57
RR DONNELLEY & SONS CO                                      2010      4.95%       22,065.00       21,216.10       22,095.16
SABMILLER PLC                                               2011      6.20%        5,100.00        5,166.66        5,377.98(d)
SABMILLER PLC                                               2009      1.51%        2,675.00        2,675.00        2,674.75(d)
SAFEWAY INC                                                 2009      7.50%       29,432.00       29,630.22       29,730.59
SHAW COMMUNICATIONS INC                                     2011      7.25%        1,250.00        1,266.74        1,287.50
SILGAN HOLDINGS INC                                         2013      6.75%        1,000.00        1,000.44          957.50
SPEEDWAY MOTORSPORTS INC                                    2013      6.75%        1,000.00        1,004.14          962.50
STARWOOD HOTELS & RESORTS WORL                              2012      7.88%          500.00          522.38          460.00
STATION CASINOS INC                                         2012      0.00%        1,660.00          332.00          572.70(e)
THOMSON REUTERS CORP                                        2009      4.25%       24,005.00       24,002.93       24,068.85
THOMSON REUTERS CORP                                        2010      4.75%        1,125.00        1,106.02        1,148.78
TIME WARNER INC                                             2009      1.15%       10,000.00        9,831.27        9,976.14
TRANSDIGM INC                                               2014      7.75%          720.00          720.00          684.00
TTX COMPANY                                                 2010      4.50%        2,000.00        2,001.09        2,004.59(d)
UNION PACIFIC CORP                                          2010      3.63%       16,156.00       16,082.24       16,416.47

UNION PACIFIC RAILROAD COMPANY                              2012      3.86%        5,880.67        5,880.67        5,675.25(d)
UNITED RENTALS - NORTH AMERICA                              2012      6.50%          915.00          914.01          887.55
VAIL RESORTS INC                                            2014      6.75%          650.00          654.39          627.25
VALMONT INDUSTRIES INC                                      2014      6.88%        1,500.00        1,501.37        1,451.25
VIDEOTRON - LE GRPE LTD                                     2014      6.88%        1,000.00        1,008.37          925.00
WABTEC CORP                                                 2013      6.88%        1,360.00        1,370.72        1,322.60
WASTE MANAGEMENT INC                                        2010      7.38%       34,975.00       35,370.29       36,446.08
WELLPOINT INC                                               2012      6.80%        3,700.00        3,881.85        3,861.58
WELLPOINT INC                                               2009      4.25%       25,900.00       25,884.00       26,207.72
WELLPOINT INC                                               2011      5.00%        8,000.00        8,007.58        8,202.34
XTO ENERGY INC                                              2014      4.90%        1,000.00          996.60        1,018.71
XTO ENERGY INC                                              2010      5.00%       32,200.00       32,229.49       33,021.33
YUM! BRANDS INC                                             2011      8.88%       31,654.00       33,512.94       34,553.13
                                                                               ------------    ------------    ------------
TOTAL - CORPORATE - INDUSTRIAL                                                   824,114.24      827,113.25      832,006.54
CORPORATE - UTILITY
AMERICAN ELECTRIC POWER CO INC                              2010      5.38%       34,308.00       34,427.90       35,093.31
ARIZONA PUB SERVICE                                         2011      6.38%        5,225.00        5,193.08        5,420.31
BELLSOUTH CORP                                              2009      4.20%       28,500.00       28,511.48       28,703.19
CENTERPOINT ENERGY RESOURCES C                              2011      7.75%       11,456.00       11,888.64       12,141.77
CINCINNATI BELL INC                                         2013      7.25%        1,250.00        1,258.09        1,143.75
CONSUMERS ENERGY                                            2010      4.00%       26,054.00       26,045.50       26,345.21
CONSUMERS ENERGY                                            2009      4.40%       22,595.00       22,602.03       22,637.32
DETROIT EDISON                                              2010      6.13%        5,000.00        5,067.25        5,180.46
DEUTSCHE TELEKOM INTERNATIONAL                              2010      8.50%       34,650.00       35,899.87       36,440.19
DOMINION RESOURCES INC/VA                                   2009      5.13%        9,095.00        9,122.00        9,210.25
DOMINION RESOURCES INC/VA                                   2010      1.66%        9,500.00        9,051.98        9,453.72
DTE ENERGY CO                                               2011      7.05%       14,000.00       14,183.43       14,650.80
EXELON CORP                                                 2010      4.45%       10,000.00        9,968.70       10,099.00
FIRSTENERGY CORP                                            2011      6.45%       20,000.00       20,069.89       20,946.41
GULF STATE UTILITIES                                        2009      1.07%       11,755.00       11,715.96       11,691.73
NISOURCE FINANCE CORPORATION                                2010      7.88%       13,625.00       14,041.56       14,073.11
NISOURCE FINANCE CORPORATION                                2009      1.23%        3,992.00        3,897.87        3,960.30
NORTHERN STATES POWER                                       2009      6.88%        1,370.00        1,373.17        1,374.36
OHIO POWER CO                                               2010      1.35%        3,000.00        2,881.95        2,967.19
PACIFIC GAS AND ELECTRIC COMPA                              2010      1.60%       25,000.00       25,000.00       25,123.45
PPL ELECTRIC UTILITIES CORPORA                              2009      6.25%       29,690.00       29,765.90       29,812.59
PROGRESS ENERGY INC                                         2011      7.10%       20,721.00       21,238.62       22,037.94
PUB SERV CO OF COLORADO                                     2009      6.88%       25,580.00       25,605.52       25,609.29
RRI ENERGY INC                                              2014      6.75%        1,147.00        1,156.74        1,109.72
SBC COMMUNICATIONS INC                                      2011      6.25%        7,000.00        7,172.63        7,417.34
SBC COMMUNICATIONS INC                                      2009      4.13%        5,000.00        4,998.41        5,025.19
SPRINT CAPITAL CORP                                         2011      7.63%       10,000.00       10,390.77        9,887.50
TELECOM ITALIA CAPITAL                                      2010      4.00%       15,000.00       14,970.57       15,071.91
TELEFONICA EUROPE                                           2010      7.75%       32,000.00       33,053.55       33,756.03
TELUS CORP                                                  2011      8.00%       36,846.00       38,005.54       39,545.71
TRANS CONTINENTAL GAS PIPELINE                              2011      7.00%        5,250.00        5,318.07        5,541.05
TRANSCANADA PIPELINES LTD                                   2010      6.13%       12,750.00       12,872.89       12,857.20
US WEST COMMUNICATIONS INC                                  2015      7.63%          510.00          513.65          479.40
VERIZON COMMUNICATIONS INC                                  2010      7.25%       20,500.00       21,275.45       21,827.21
VERIZON NEW YORK INC                                        2012      6.88%        4,000.00        4,161.15        4,239.31
VERIZON PENNSYLVANIA                                        2011      5.65%       24,250.00       25,128.22       25,608.02
VIRGINIA ELEC & PWR CO                                      2012      5.10%       10,405.00       10,983.06       10,994.82
VODAFONE GROUP PLC                                          2010      7.75%       34,010.00       34,675.59       35,230.02
WISCONSIN ENERGY CORP                                       2011      6.50%       11,985.00       12,371.27       12,810.67
XCEL ENERGY INC                                             2010      7.00%        8,455.00        8,689.63        8,812.42
TOTAL - CORPORATE - UTILITY                                                      605,474.00      614,547.59      624,329.15
                                                                               ------------    ------------    ------------
TOTAL - CORPORATE DEBT SECURITIES                                              1,643,252.04    1,625,622.49    1,641,042.23
                                                                               ------------    ------------    ------------
TOTAL - BONDS AND NOTES                                                        4,890,054.09    4,759,495.86    4,187,022.48
                                                                               ------------    ------------    ------------
PREFERRED STOCK
Preferred Stock - Perpetual
Corporate - Finance
UBS PREFERRED FUNDING TRUST                                           6.24%       20,000.00       19,612.40       11,800.00
Total - Corporate - Finance                                                       20,000.00       19,612.40       11,800.00
Total - Preferred Stock - Perpetual                                               20,000.00       19,612.40       11,800.00
                                                                               ------------    ------------    ------------
TOTAL - PREFERRED STOCK                                                           20,000.00       19,612.40       11,800.00
COMMON STOCK
Common Stock
Corporate - Finance
NPF XII  INC - ABS                                                    0.00%       10,000.00            0.00            0.00
Total - Corporate - Finance                                                       10,000.00            0.00            0.00
Total - Common Stock                                                              10,000.00            0.00            0.00
                                                                               ------------    ------------    ------------
TOTAL - COMMON STOCK                                                              10,000.00            0.00            0.00
                                                                               ------------    ------------    ------------
TOTAL INVESTMENTS IN SECURITIES OF UNAFFILIATED ISSUERS                           5,136,565       5,005,988       4,198,822
                                                                               ============    ============    ============

NOTES:

a) See Notes 1 and 3 to the financial statements regarding determination of cost and fair values. All available for sale securities are carried at fair value on the balance sheet.

b) In the absence of market quotations, securities are valued by Amerprise Certificate Company at fair value

c) Aggregate cost of investment in securities of unaffiliated issuers for federal income tax purposes was $5.1 billion.

d) Securities acquired in private negotiation which may require registration under federal securities law if they were to be publicly sold. Also see note 3b to financial statements

e)   Non-income producing securities